Partners- Equity - Preference Units (Details) - $ / shares								62 Months Ended	64 Months Ended	121 Months Ended
	Jun. 15, 2027	Mar. 15, 2024	Sep. 15, 2023	Mar. 15, 2023	Nov. 15, 2018	Jan. 17, 2018	May 15, 2017	Mar. 14, 2023	Mar. 14, 2024	Jun. 14, 2027
Series A preference units
Partners' Equity
Distribution rate										8.625%
Liquidation preference per unit							$ 25.00
Rate under fallback provision if there is no published LIBOR rate	8.625%
Series B preference units
Partners' Equity
Distribution rate								8.20%
Liquidation preference per unit						$ 25.00
Series B preference units | LIBOR
Partners' Equity
Variable rate spread				5.839%
Series B preference units | SOFR
Partners' Equity
Variable rate spread			5.839%
Additional variable rate spread			0.26161%
Series C preference units
Partners' Equity
Distribution rate									8.50%
Liquidation preference per unit					$ 25.00
Series C preference units | SOFR
Partners' Equity
Variable rate spread		5.317%